LEASES - Minimum lease commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
LEASES
2022	$ 9,406		$ 10,160
2023	3,218		8,208
2024	788		2,678
2025	84		858
2026 - thereafter			108
Total	13,496		$ 22,012
Less present value discount	(145)
Total operating leases	$ 13,351	$ 17,007